COMMITMENTS AND CONTINGENCIES - Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Rent expense	$ 2,861	$ 2,395	$ 1,881